Stockholders' Equity (Successor) (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Summary of Common Stock Outstanding
The following summarizes the shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Shares
Public stockholders	5,953,859
Initial stockholders	7,187,500
Merger consideration shares	3,000,000
PIPE Investors	44,024,910

Total shares outstanding at close	60,166,269

Note:
Table excludes Public Warrants, Private Placement Warrants, Working Capital Warrants convertible into Common Stock, and 4,679,166 shares of restricted stock awards that were granted under the Company’s Incentive Plan after the Closing but have not yet vested.